Offerings - Offering: 1	Sep. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	1,127,529
Proposed Maximum Offering Price per Unit	16.53
Maximum Aggregate Offering Price	$ 18,638,054.37
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,573.92
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Perella Weinberg Partners (the "Registrant") initially deferred payment of all of the registration fees for the registration statement on Form S-3ASR (File No. 333-289189), filed on August 1, 2025 (the "Registration Statement"). This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in the Registration Statement. The prospectus to which this Exhibit is attached is a final prospectus supplement for the related offering. The maximum offering price per share was estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the Registrant's Common Stock on the Nasdaq Stock Market on August 26, 2026.